Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2020
Deferred income tax
Schedule of evolution deferred tax assets and liabilities

Deferred tax liabilities

	Property, plant
	and equipment and	Tax inflation
	Intangibles Assets	adjustment	Other liabilities	Total
Balances at January 1, 2020	222,724	25,626	28,126	276,476
Increase/(Decrease) of deferred tax liabilities for the year	(5,207)	18,022	(16,800)	(3,985)
Translation differences and inflation adjustment	(2,186)	(7,467)	(8,081)	(17,734)
Balances at December 31, 2020	215,331	36,181	3,245	254,757
Balances at January 1, 2019	278,047	—	29,627	307,674
Increase/(Decrease) of deferred tax liabilities for the year	(48,671)	25,626	(224)	(23,269)
Translation differences and inflation adjustment	(6,652)	—	(1,277)	(7,929)
Balances at December 31, 2019	222,724	25,626	28,126	276,476

Deferred tax assets

		Tax loss	Property, plant and
	Provisions and	carry	equipment and
	allowances	forwards	Intangibles Assets	Other	Total
Balances at January 1, 2020	15,906	164,282	1,681	8,967	190,836
Increase/(decrease) of deferred tax assets for the year	10,868	(3,920)	(417)	3,289	9,820
Translation differences and inflation adjustment	(2,607)	(39,738)	(112)	(1,693)	(44,150)
Balances at December 31, 2020	24,167	120,624	1,152	10,563	156,506
Balances at January 1, 2019	6,183	170,341	2,006	11,455	189,985
(Decrease)/increase of deferred tax assets for the year	9,934	766	(343)	(2,280)	8,077
Translation differences and inflation adjustment	(211)	(6,825)	18	(208)	(7,226)
Balances at December 31, 2019	15,906	164,282	1,681	8,967	190,836

Schedule of recoverability analysis of deferred tax assets

	For the Year ended
	December 31,
	2020	2019
Deferred tax assets to be recovered within 12 months	1,533	344
Deferred tax assets to be recovered after 12 months	154,973	190,492
Deferred tax liabilities to be recovered within 12 months	(4,586)	(1,109)
Deferred tax liabilities to be recovered after 12 months	(250,171)	(275,367)

Schedule of unrecognized deferred income tax assets

	2020	2019
Deferred tax assets	73,038	147,475
Deferred tax liabilities	(171,289)	(233,115)